Note 23 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[2]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[2]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Bank balances		$ 4,260				$ 4,252
Restricted cash*	[1]	0				2,456
Cash and cash equivalents		4,260	$ 7,204	$ 15,412	$ 1,831	6,708	[2]	$ 10,775	$ 12,785	$ 19,021	$ 6,735	[2]	$ 8,256	$ 10,862	$ 15,286	$ 17,152	[2]	$ 13,213	$ 16,669	$ 13,027	$ 19,092		$ 21,562	$ 11,639	$ 13,825	$ 9,383		$ 8,026	$ 7,875	$ 9,742
Overdrafts		(12,928)				(17,740)
Net cash and cash equivalents		$ (8,668)				$ (11,032)					$ 1,496					$ 16,265

[1]	Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.
[2]	Refer to note 41.